UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 27, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $101,665 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Arch Wireless                  COMMON           039392709     1261   112186     X    SOLE                   112186
Comdisco Hldg Co Inc Common    COMMON           200334100    13586   161741     X    SOLE                   161741
Caremark RX Inc                COMMON           141705103    40713  1801467     X    SOLE                  1801467
Conseco Com                    COMMON           208464883     1103    61186     X    SOLE                    61186
Chateau Communities Inc.       COMMON           161726104    17366   583523     X    SOLE                   583523
IGEN International             COMMON           449536101     4048    70296     X    SOLE                    70296
McLeod USA                     COMMON           582266706       71    50753     X    SOLE                    50753
NTL Inc.                       COMMON           62940M104     2323    50197     X    SOLE                    50197
NTL INC WHEN ISSUED            COMMON           62940M104     1317    28465     X    SOLE                    28465
Owens Corning                  COMMON           69073F103      117   172134     X    SOLE                   172134
ROTECH MEDICAL CORP            COMMON           778901108       80    46162     X    SOLE                    46162
Rayonier Inc                   COMMON           754907103     8792   216546     X    SOLE                   216546
USG Corp                       COMMON           903293405     2137   123968     X    SOLE                   123968
USG Corp Boxed                 COMMON           903293405     6124   355200     X    SOLE                   355200
Owens Corning preferred        PREFERRED        690733209       55    19081     X    SOLE                    19081
USG Oct 15                     OPTION           903293405       29      109     CALL SOLE                      109
USG Oct 12.5                   OPTION           903293405      169      331     CALL SOLE                      331
Igen Intl Dec 55               OPTION           449536101      301      753     CALL SOLE                      753
IGEN Intl Dec 50               OPTION           449536101     1409     1638     CALL SOLE                     1638
Cox Communications Jan 32.5    OPTION           224044107      117      451     PUT  SOLE                      451
Cox Communications Jan 30      OPTION           224044107      232     1449     PUT  SOLE                     1449
Comcast Jan 30                 OPTION           20030N101      315     1802     PUT  SOLE                     1802